RELATED PARTY TRANSACTIONS - Transactions with TCCC (Details) - TCCC - Entities with joint control or significant influence over entity - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Amounts affecting revenue	€ 50	€ 66	€ 59
Amounts affecting cost of sales	(2,555)	(2,962)	(2,860)
Amounts affecting operating expenses	8	(22)	(18)
Total net amount affecting the consolidated income statement	(2,497)	(2,918)	€ (2,819)
Amounts due from	146	103
Amounts payable	€ 167	€ 233